Simpson Thacher & Bartlett LLP

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TELEPHONE: +1-212-455-2000

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Direct Dial Number (212) 455-3986	E-mail Address jbonnie@stblaw.com

October 17, 2016

VIA EDGAR

Re:	Invitation Homes Inc.
Draft Registration Statement on Form S-11

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of Invitation Homes Inc., we hereby transmit via EDGAR for confidential submission with the Securities and Exchange Commission the above-referenced draft Registration Statement relating to the offering of shares of its common stock.

In relation to the draft Registration Statement, please note that Invitation Homes has previously consulted with the Staff of the Office of the Chief Accountant regarding its conclusion that Invitation Homes is comprised of entities under the common control of a group of affiliated entities. In addition, please note that Invitation Homes Inc. is a newly formed corporation that has not yet commenced operations and has only nominal assets and no liabilities. Accordingly, the draft Registration Statement does not include separate financial statements of Invitation Homes Inc.

Please do not hesitate to contact me at (212) 455-3986 or Edgar J. Lewandowski at (212) 455-7614 with any questions you may have regarding this filing.

Very truly yours,

/s/ Joshua Ford Bonnie

Joshua Ford Bonnie

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